UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-1537

                          STERLING CAPITAL CORPORATION
               (Exact name of registrant as specified in charter)

       635 Madison Avenue New York, NY                10022
  (Address of principal executive offices)         (Zip code)


                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 980-3360

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2004

Item 1. Reports to Stockholders.

      The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                          STERLING CAPITAL CORPORATION
                  Report for the Six Months Ended June 30, 2004

                                    OFFICERS

    Walter Scheuer ..............     Chairman of the Board of Directors
    Wayne S. Reisner ............     President
    Michael Carey ...............     Vice President, Secretary and Treasurer

                                    DIRECTORS

    Jay Eliasberg                                          Nathan Kingsley
    Arthur P. Floor                                        Archer Scherl
                                 Walter Scheuer

     Transfer Agent and Registrar                           Custodian

   Registrar and Transfer Company                        Citibank, N.A.
        10 Commerce Drive                                 120 Broadway
     Cranford, New Jersey 07016                     New York, New York 10271

             Auditors                                        Counsel

   Tardino Tocci & Goldstein LLP                         Skadden, Arps,
        The Chanin Building                         Slate, Meagher & Flom LLP
  122 East 42nd Street Suite 1518                       Four Times Square
     New York, New York 10168                       New York, New York 10036

                          STERLING CAPITAL CORPORATION
                               635 Madison Avenue
                              New York, N.Y. 10022

August 23, 2004

To our Shareholders:

      We enclose a report of our Corporation's operations for the six months ended June 30, 2004. The unaudited net asset value per share of the Corporation's Common Stock as at June 30, 2004 was $7.20, as compared with its audited net asset value at December 31, 2003 of $7.20 per share. As at August 20, 2004 the unaudited net asset value per share was approximately $6.93. As at June 30, 2004 and August 20, 2004 the closing sales price for shares of the Corporation's Common Stock on the American Stock Exchange was $5.25 and $5.35, respectively. Thus, as at June 30, 2004 and August 20, 2004 the market price for the Corporation's shares represented discounts of approximately 27% and 23%, respectively, from the Corporation's net asset values at such dates.

      Certain of the Corporation's officers and directors and their associates may from time to time add to their investments in the Corporation's Common Stock by open market purchases or in private transactions. Officers and directors of the Corporation currently own beneficially, directly or indirectly, an aggregate of 1,977,396 shares (79.1% of the outstanding shares) of the Corporation's capital stock, not including 101,000 shares (4.04% of the Corporation's outstanding shares) owned by certain associates of such persons with respect to which such officers and directors disclaim any beneficial interest.

Very truly yours,


Wayne S. Reisner
President

                          STERLING CAPITAL CORPORATION
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                             Number of       Market Value
                                                              Shares           (Note A)
                                                             ---------       ------------
Common & Preferred Stocks - 54.90% of net assets
Technology -  15.26%
 Falconstor Software Inc. * .....................             271,350         $2,094,822
 Check Point Software Technologies * ............              10,000            269,900
 Advanced Micro Devices, Inc. * .................              15,000            238,500
 Cisco Systems Inc. * ...........................               6,000            142,200
                                                                              ----------
                                                                              $2,745,422
                                                                              ----------
Financial Services - 11.17%
 J.P. Morgan Chase & Co .........................              10,000         $  387,700
 MetLife Inc. ...................................              10,000            358,500
 The St Paul Travelers Cos. Inc. ................               8,668            351,401
 KeyCorp ........................................              10,000            298,900
 Allstate Corp. .................................               6,000            279,300
 Wilmington Trust Corp ..........................               5,000            186,100
 Mellon Financial Corp. .........................               5,000            146,650
                                                                              ----------
                                                                              $2,008,551
                                                                              ----------
Real Estate and
Real Estate Investment Trusts - 7.42%
 Camden Property Trust ..........................              10,000         $  458,000
 Equity Residential .............................              11,950            355,273
 St. Joe Co. ....................................               6,000            238,200
 Amli Residential Properties Trust ..............               5,000            146,700
 Equity Office Properties Trust .................               5,000            136,000
                                                                              ----------
                                                                              $1,334,173
                                                                              ----------

*     Non-income producing security

         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       SCHEDULE OF INVESTMENTS - continued
                                  June 30, 2004
                                   (Unaudited)

                                                       Number of    Market Value
                                                        Shares        (Note A)
                                                       ---------    ------------

Consumer Goods - 5.47%
 Conagra Inc. ..................................         10,000       $270,800
 Black & Decker Corp. ..........................          4,000        248,520
 Newell Rubbermaid Inc. ........................         10,000        235,000
 Sara Lee Corp. ................................         10,000        229,900
                                                                      --------
                                                                      $984,220
                                                                      --------
Telecommunication and Media - 3.95%
 Verizon Communications ........................          8,560       $309,786
 Viacom Inc Cl A ...............................          6,000        218,100
 Nokia Corp ADR ................................         12,500        181,750
                                                                      --------
                                                                      $709,636
                                                                      --------
Energy - 3.57%
 Marathon Oil Corp .............................         10,000       $378,400
 ConocoPhillips ................................          2,000        152,580
 Boots & Coots Int'l Well Control Inc * ........         88,400        110,500
                                                                      --------
                                                                      $641,480
                                                                      --------
Healthcare - 2.96%
 Pfizer Inc. ...................................         10,000       $342,800
 Merck & Co. ...................................          4,000        190,000
                                                                      --------
                                                                      $532,800
                                                                      --------
Industrial and Business Services - 2.76%
Koninklijke Philips Electronics NV Holdings ....         10,838       $294,794
Honeywell International Inc. ...................          5,500        201,465
                                                                      --------
                                                                      $496,259
                                                                      --------

*     Non-income producing security

         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       SCHEDULE OF INVESTMENTS - continued
                                  June 30, 2004
                                   (Unaudited)

                                                      Number of     Market Value
                                                       Shares         (Note A)
                                                      ---------     ------------
Materials - 1.23%
Du Pont E I De Nemours & Co. ......................     5,000       $  222,100
                                                                    ----------

Automotive & Transportation Services - 1.11%
 Ryder System Inc. ................................     5,000       $  200,350
                                                                    ----------

Total common and preferred stocks (cost $7,324,310)                 $9,874,991
                                                                    ----------

Total Investments (cost $7,324,310)                                 $9,874,991
                                                                    ==========

*     Non-income producing security

         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2004
                                   (Unaudited)

                              ASSETS
Investment in securities, at value
    (identified cost $7,324,310) (Note A) ...................      $  9,874,991
Cash ........................................................         8,092,411
Investment in real estate (cost $100,000) (Note A) ..........            25,700
Receivables:
    Dividends and interest ..................................            27,226
    Other ...................................................             4,586
                                                                   ------------

Total assets ................................................      $ 18,024,914
                                                                   ------------

                          LIABILITIES

Payables:
    Accrued expenses and other liabilities ..................      $     37,141
                                                                   ------------
Total liabilities ...........................................      $     37,141
                                                                   ------------

                          NET ASSETS

Common Stock, authorized 10,000,000 shares,
    outstanding 2,500,000 shares, $1 par value each .........      $  2,500,000
Paid in capital .............................................        17,701,668
Excess of distributions over accumulated net investment loss         (6,788,773)
Excess of net realized gain on investments over distributions         2,098,497
Net unrealized appreciation of investments ..................         2,476,381
                                                                   ------------

Net assets ..................................................      $ 17,987,773
                                                                   ============

Net assets per outstanding share ............................      $       7.20
                                                                   ============

        The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                             STATEMENT OF OPERATIONS
                     For the Six Months ended June 30, 2004
                                   (Unaudited)

Investment income:
    Dividends ..............................................          $ 120,064
    Interest ...............................................             46,475
                                                                      ---------
  Total investment income ..................................          $ 166,539
                                                                      ---------

Expenses (Notes C and D):
    Officers' salaries .....................................          $  59,750
    Legal, audit and professional fees .....................             49,676
    Directors' fees and expenses ...........................             31,165
    American Stock Exchange listing fee ....................             15,000
    Payroll taxes, fees and employee benefits ..............             14,959
    Office salaries ........................................             13,768
    Equipment rentals ......................................             12,370
    Rent and Electric ......................................             11,536
    Transfer agent and registrar fees ......................             10,191
    Custodian fees and expenses ............................              9,214
    Federal, state and local taxes .........................              5,645
    Miscellaneous ..........................................              2,434
    Insurance ..............................................              1,750
                                                                      ---------
      Total expenses .......................................          $ 237,458
                                                                      ---------
Net investment loss ........................................          $ (70,919)
                                                                      ---------

                                   (continued)

         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                        STATEMENT OF OPERATIONS-continued
                     For the Six Months ended June 30, 2004
                                   (Unaudited)

Net investment loss (from previous page) ...................        $   (70,919)
                                                                    -----------

Net gain (loss) on investments (Notes A and B):
    Realized gain from securities transactions:
      Proceeds from sales ..................................          1,284,290
      Cost of securities sold ..............................          1,006,460
                                                                    -----------
      Net realized gain ....................................            277,830
                                                                    -----------

    Unrealized appreciation of investments:
    Beginning of period ....................................          2,702,773
    End of period ..........................................          2,476,381
                                                                    -----------
    Net decrease in unrealized appreciation ................           (226,392)
                                                                    -----------

Net realized gain and unrealized loss on investments .......             51,438
                                                                    -----------

Net decrease in net assets resulting from operations .......        $   (19,481)
                                                                    ===========

         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       STATEMENT OF CHANGES IN NET ASSETS
               For the six months ended June 30, 2004 (unaudited)
                              and December 31, 2003

                                                                   Six Months
                                                                     ended              Year Ended
                                                                    June 30,           December 31,
                                                                      2004                 2003
                                                                  ------------         ------------
From investment activities:
  Net investment income (loss) ........................           $    (70,919)        $   (129,179)
  Net realized gain (loss)from securities transactions                 277,830           (1,400,684)
  Net increase (decrease) in unrealized appreciation ..               (226,392)           3,609,059
                                                                  ------------         ------------

Increase (Decrease) in net assets derived from
  investment activities ...............................                (19,481)           2,079,196

Distributions to shareholders .........................                     --                   --

Net Assets:
  Beginning of year ...................................             18,007,254           15,928,058
                                                                  ------------         ------------

  End of  period ......................................           $ 17,987,773         $ 18,007,254
                                                                  ============         ============

         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2004
                                   (Unaudited)

Note A - Significant Accounting Policies

      Sterling Capital Corporation (the "Corporation") (formerly known as The Value Line Development Capital Corporation) is registered under the Investment Company Act of 1940, as amended (the "Act"), and is a diversified, closed-end investment company. The Corporation operates exclusively as an internally managed investment company whereby its own officers and employees, under the general supervision of its Board of Directors, conduct its operations. The following is a summary of significant accounting policies consistently followed, in all material respects, by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(1) Security Valuation

      Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Investments in real estate are valued at fair value as determined by the Board of Directors.

(2) Federal Income Taxes

      The Corporation's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") that are applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders.

      The Corporation for the fiscal year ending December 31, 2004 will probably be a "personal holding company" under the Code, since five or fewer shareholders own directly or indirectly more than 50% in value of the Corporation's outstanding stock, and more than 60% of the Corporation's adjusted ordinary income will probably be "personal holding company income". As a personal holding company, the Corporation will be subject to penalty taxes unless it distributes to its shareholders an amount at least equal to its otherwise undistributed personal holding company income, net of appropriate deductions applicable thereto. It is anticipated that the Corporation will not have any undistributed personal holding company income for the year ended December 31, 2004. Personal holding company income does not include the excess, if any, of net realized long-term capital gains over net realized short-term capital losses, less any Federal income tax attributable to such excess. The Corporation has considered methods of minimizing the possible tax impact of being a personal holding company, and if appropriate, will make sufficient distributions to shareholders so that the Corporation will not be subject to such penalty tax.

      At December 31, 2003, the Corporation had a net capital loss carryforward, which may be used to offset future capital gains, of $1,400,684.

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2004
                                   (Unaudited)

(3) Securities Transactions Valuation

      Securities transactions are accounted for on the date the securities are purchased or sold (trade date), dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Gains and losses from securities transactions were computed on the identified cost basis.

(4) Distributions to Shareholders

      Dividends to shareholders are recorded on the dividend declaration date.

(5) Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note B - Securities Transactions

      The following summarizes all securities transactions by the Corporation for the six months ended June 30, 2004:

         Purchases ...........................................      $   665,588
         Sales ...............................................      $ 1,006,460

      Net realized gain and unrealized loss on investments for the six months ended June 30, 2004 was $51,438. This amount represents the net increase in value of investments held during the period. The components are as follows:

         Long transactions ...................................      $    51,438
                                                                    -----------
         Net realized gain and unrealized loss on investments       $    51,438
                                                                    ===========

      As of June 30, 2004 gross unrealized appreciation and (depreciation) of the corporation's securities portfolio were as follows:

         Unrealized appreciation .............................      $ 2,688,769
         Unrealized depreciation .............................         (212,388)
                                                                    -----------
         Net unrealized appreciation .........................      $ 2,476,381
                                                                    ===========

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2004
                                   (Unaudited)

Note C - Rent

      The Corporation sublets a portion of office space at 635 Madison Avenue, New York, NY, from Windy Gates Corporation ("Windy Gates"), a corporation controlled by members of the family of Walter Scheuer, the Chairman of the Board of Directors of the Corporation. The term of the Windy Gates lease expires on June 30, 2005. The term of the sublease to the Corporation expires on June 30, 2005. The annual rental obligation of these premises is being allocated between the Corporation and Windy Gates on the basis of each such party's use of this space. The Corporation's current net annual expense for this space is approximately $23,000.

Note D - Other Transactions with Affiliates

      Aggregate remuneration paid or accrued by the Corporation for the six months ended June 30, 2004 to certain persons who were "affiliated persons" within the meaning of the Act, was as follows:

         Officers' salaries .......................         $59,750
         Directors' fees ..........................          30,000

      Incident to the sublease arrangements for office space at 635 Madison Avenue referred to in Note C above, Mr. Scheuer and the Corporation, have allocated certain of the expenses incurred in connection with each of such party's use of various services located thereat, including office equipment and secretarial, administrative and internal accounting personnel. For the six months ended June 30, 2004, Mr. Scheuer and the Corporation paid or accrued approximately $176,600 and $21,600, respectively, in connection with the allocation of expenses incurred with respect to the use of such services. In addition, during the period certain persons who are also officers of the Corporation rendered services to Mr. Scheuer personally for which they received compensation from Mr. Scheuer.

                          STERLING CAPITAL CORPORATION
                              FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding throughout each period:

                                                                                       Year Ended December 31
                                                  Six Months                           ----------------------
                                                     ended            2003          2002        2001       2000          1999
                                                June 30, 2004         ----          ----        ----       ----          ----
                                                (Unaudited)(1)                                (Audited)
                                                --------------                                ---------
Investment income ........................         $   .07           $   .12      $   .20     $   .29     $   .30      $   .25
Expenses .................................             .09               .17          .20         .19         .21          .21
                                                   -------           -------      -------     -------     -------      -------
Net investment income (loss) .............            (.02)             (.05)          --         .10         .09          .04

Distributions of net realized
capital gains ............................              --                --         (.03)       (.43)       (.51)        (.51)
Distributions of net investment income ...              --                --         (.01)       (.13)       (.08)        (.04)

Net realized gain (loss) and increase
(decrease) in unrealized appreciation ....             .02               .88        (1.69)        .14        (.05)        1.00
                                                   -------           -------      -------     -------     -------      -------

Net increase (decrease) in net asset value              --               .83        (1.73)       (.32)       (.55)         .49
Net asset value:
   Beginning of period ...................            7.20              6.37         8.10        8.42        8.97         8.48
                                                   -------           -------      -------     -------     -------      -------
   End of period .........................         $  7.20           $  7.20      $  6.37     $  8.10     $  8.42      $  8.97
                                                   =======           =======      =======     =======     =======      =======

Ratio of expenses to average net assets ..             1.3%              2.7%         2.7%        2.2%        2.4%         2.4%

Ratio of net investment income to
average net assets .......................             (.4%)             (.8%)         .1%        1.2%        1.0%          .4%

Portfolio turnover .......................               7%               47%          30%         38%         49%          37%

Number of shares outstanding at end
of each period (in 000's) ................           2,500             2,500        2,500       2,500       2,500        2,500

(1)   Not annualized

Supplemental Information (Unaudited)

      The Directors and Officers of the Corporation, their ages and positions with the Corporation, and their principal occupations during the past five years are as follows:

                              Independent Directors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                          Positions Held          Term of              Principal        Portfolios in Fund            Other
          Name,              with the       Office** and Length      Occupation(s)       Complex Overseen     Directorships held by
    Address* and Age       Corporation        of Time Served      During Past 5 Years     by Director***             Director
-----------------------------------------------------------------------------------------------------------------------------------
Jay Eliasberg            Director          Director since 1980    Private                        1           None
84                                                                Investor (1)
-----------------------------------------------------------------------------------------------------------------------------------
Arthur P. Floor          Director          Director since 1980    Energy                         1           None
80                                                                Consultant (2)
-----------------------------------------------------------------------------------------------------------------------------------
Nathan Kingsley          Director          Director since 1984    President, Total               1           None
77                                                                Communications
                                                                  International, a
                                                                  media consulting
                                                                  firm (3)
-----------------------------------------------------------------------------------------------------------------------------------
Archer Scherl            Director          Director since 1994    Private                        1           None
72                                                                Investor (4)
-----------------------------------------------------------------------------------------------------------------------------------

      * The address of each of the directors is c/o Sterling Capital Corporation, 635 Madison Avenue, New York, New York 10022.

      ** Each director serves for a term of one year and until his successor is duly elected and qualified.

      *** The Corporation is the only investment company overseen by the directors.

(1) Mr. Eliasberg has been a private investor for more than the past five years.

(2)   Mr. Floor has held his present position for more than the past five years.

(3) Mr. Kingsley has held his present position for more than the past five years.

(4)   Mr. Scherl has been a private investor for more than the past five years.

                        Interested Director and Officers

----------------------------------------------------------------------------------------------------------------------------------
                                               Term of                                      Number of
                        Positions Held      Office** and            Principal          Portfolios in Fund           Other
        Name,              with the        Length of Time         Occupation(s)         Complex Overseen    Directorships held by
  Address* and Age        Corporation          Served          During Past 5 Years       by Director***           Director
----------------------------------------------------------------------------------------------------------------------------------
Walter Scheuer****     Chairman of the    Director since     Private Investor and               1              None
82                     Board              1980               Chairman of the Board
                                                             of the Corporation (1)
----------------------------------------------------------------------------------------------------------------------------------
Wayne S. Reisner       President          (2)                (2)                               N/A             (2)
54
----------------------------------------------------------------------------------------------------------------------------------
Michael Carey          Vice President,    (3)                (3)                               N/A             None
37                     Secretary and
                       Treasurer
----------------------------------------------------------------------------------------------------------------------------------

* The address of each of the directors and officers is c/o Sterling Capital Corporation, 635 Madison Avenue, New York, New York 10022.

** Each director serves for a term of one year and until his successor is duly elected and qualified.

***   The Corporation is the only investment company overseen by the director.

**** Mr. Scheuer, whose family members are the controlling shareholder of the Corporation, may be deemed an "interested person" of the Corporation as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

(1) Mr. Scheuer has held his present position with the Corporation since October 28, 1980. From March 1989 until June 2002, Mr. Scheuer was the controlling shareholder of Manchester Capital Corporation ("Manchester"), an investment adviser registered under the Investment Advisers Act of 1940, as amended. In June 2002 Manchester sold substantially all of its assets and changed its name to Winterset Management Corp. ("Winterset").

(2) Mr. Reisner has been President since March 15, 1993. Mr. Reisner was Executive Vice President of the Corporation from July 1988 to March 1993 and was Vice President from November 1985 to July 1988. Mr. Reisner has been employed by the Corporation since August 1985. Mr. Reisner has been a Director and President of Winterset since December 9, 1988 and March 1, 1989, respectively. Mr. Reisner has been a director of Carret and Company LLC since June 2002.

(3) Mr. Carey has been Vice President since July 27, 1999. Mr. Carey has been Secretary and Treasurer of the Corporation since September 30, 2002 and October 29, 1997, respectively. Mr. Carey has been employed by the Corporation since February 1995.

Proxy Voting Policies and Procedures

      The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling toll free 1-800-949-3456.

--------------------------------------------------------------------------------

                                 PRIVACY POLICY

      The Sterling Capital Corporation (the "Corporation") respects the rights of its shareholders to privacy. However, to conduct and process its shareholder's business in an accurate and efficient manner, the Corporation may collect certain information about its shareholders. Generally, the Corporation does not receive any non-public personal information relating to its shareholders, although certain non-public personal information may become available to the Corporation. The Corporation does not disclose any information about its shareholders except to its affiliates, service providers (like the Corporation's transfer agent) and as otherwise permitted by law. To protect shareholders' personal information, the Corporation only permits access to personal information by its authorized representatives. The Corporation also maintains procedural safeguards to guard the personal information of shareholders.

--------------------------------------------------------------------------------

Item 2. Code of Ethics.

      Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

      Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

      Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

      Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

      The schedule of investments in securities of unaffiliated issuers is included in the Registrant's report to stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable for semi-annual reports.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      The Registrant or any "affiliated purchaser" had no reportable purchases of the Registrant's equity securities.

Item 9. Submission of Matters to a Vote of Security Holders.

      The Registrant has made no material changes to procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10. Controls and Procedures.

      The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

            There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that could significantly affect the Registrant's internal controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a)(1) Code of Ethics - Not applicable for semi-annual reports.

(a)(2) Certifications of Chief Executive Officer and Chief Financial Officer.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STERLING CAPITAL CORPORATION

By: /s/ Wayne S. Reisner
    ----------------------------
Name: Wayne S. Reisner
Title: President
Date: August 27, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wayne S. Reisner
    ----------------------------
Name: Wayne S. Reisner
Title: Chief Executive Officer
Date: August 27, 2004

By: /s/ Michael J. Carey
    ----------------------------
Name: Michael J. Carey
Title: Chief Financial Officer
Date: August 27, 2004